Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (268,426)	$ (961,733)	$ (1,025,393)	$ (267,290)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	159,337	115,828	264,340	193,791
Stock and options issued for services	361,062	627,354	272,804	94,998
Loss on disposal of assets			3,295	0
Stock-based compensation	110,039	170,611	899,438	435,612
Changes in:
Accounts receivable	181,962	302,202	(588,672)	(894,911)
Prepaid expenses	(48,283)	(30,198)	(16,322)	56,387
Accounts payable	(28,189)	203,714	11,633	134,046
Revenue share payable	(311,766)	(414,563)	215,210	1,196,975
Accrued expenses	(15,608)	(12,000)	13,459	6,000
Deferred revenue	216,083	19,651	(106,142)	177,020
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$ 246,172	(149,745)	(56,350)	1,132,628
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(1,592)	(6,984)	0
Patent rights	$ (4,517)	(92,624)	(110,551)	(150,588)
Website site development costs	(42,750)	(119,616)	(292,417)	(148,060)
NET CASH USED IN INVESTING ACTIVITIES	$ (47,267)	(213,832)	(409,952)	(298,648)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock		10,000,000	8,795,032	0
Equity issuance costs		(1,204,968)
Purchase of common and preferred stock and warrants		(6,000,000)
Redemption of common and preferred stock			(6,000,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES		2,795,032	2,795,032	0
NET INCREASE IN CASH AND CASH EQUIVALENTS	$ 198,905	2,431,455	2,328,730	833,980
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	3,446,973	1,118,243	1,118,243	284,263
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 3,645,878	$ 3,549,698	3,446,973	1,118,243
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest			0	0
Cash paid for income taxes			0	0
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for future services			$ 0	$ 270,462